TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 5
dated October 1, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Bridget Macaskill and James Poterba contained on page B-23 of the SAI:

Number of
Portfolios
in Fund
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth	Fund	Time Served	During Past 5 Years	by Trustee	Held by Trustees
Bridget A. Macaskill	Trustee	One-year term.	Principal and Founder BAM	61	Director, Prudential plc;
c/o Office of the		Trustee since	Consulting LLC (since 2003);		Scottish & Newcastle plc
Corporate Secretary		2003	and Independent Consultant		(brewer); and International
730 Third Avenue			for Merrill Lynch (since		Advisory Board, British-
New York, NY 10017-3206			2003). Formerly, Chairman,		American Business Council
DOB: 8/5/48			Oppenheimer Funds, Inc.
(2000-2001); and Chief
Executive Officer (1995-2001);
President (1991-2000); and
Chief Operating Officer
(1989-1995) of that firm.
James M. Poterba	Trustee	One-year term.	President and CEO, National	61	Director, The Jeffrey
c/o Office of the		Trustee since	Bureau of Economic Research		Company and Jeflion Company
Corporate Secretary		2006	(since 2008); Head (2006-		(unregistered investment
730 Third Avenue			2008) and Associate Head		companies); and National
New York, NY 10017-3206			(1994-2000 and 2001-2006),		Bureau of Economic Research
DOB: 7/13/58			Economics Department,
Massachusetts Institute of
Technology (MIT); Mitsui Professor
of Economics, MIT (since 1996);
and Program Director, National
Bureau of Economic Research
(1990-2008).

RESIGNATION OF OFFICER

Effective September 30, 2008, George W. Madison resigned from his position as Executive Vice President and General Counsel of the TIAA-CREF Institutional Mutual Funds (the “Funds”). Consequently, Mr. Madison should be removed from the list of officers on page B-24 of the SAI.

APPOINTMENT OF NEW OFFICER

Effective October 1, 2008, Jonathan Feigelson will be appointed as Senior Vice President and Acting General Counsel of the Funds. Below is the biographical information related to Mr. Feigelson that should be added to the list of officers beginning on page B-23 of the SAI.

	Position(s)	Term of Office
Name, Address and	Held with	and Length of
Date of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Jonathan Feigelson	Senior Vice President	One-year term.	Senior Vice President and Acting General Counsel of TIAA, CREF,
TIAA-CREF	and Acting General	Senior Vice President	TIAA Separate Account VA-1, TIAA-CREF Institutional Mutual Funds and
730 Third Avenue	Counsel	and Acting General	TIAA-CREF Life Funds (since October 2008); and Senior Vice President and
New York, NY 10017-3206		Counsel since	Deputy General Counsel of TIAA (since August 2006).
DOB: 1/10/62		October 2008.

A11704 (10/08)

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 4
dated October 1, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Bridget Macaskill and James Poterba contained on pages B-18 and B-19 of the SAI:

Number of
Portfolios
in Fund
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth	Funds	Time Served	During Past 5 Years	by Trustee	Held by Trustees
Bridget A. Macaskill	Trustee	One-year term.	Principal and Founder BAM	61	Director, Prudential plc;
c/o Office of the		Trustee since	Consulting LLC (since 2003);		Scottish & Newcastle plc
Corporate Secretary		2003.	and Independent Consultant		(brewer); and International
730 Third Avenue			for Merrill Lynch (since		Advisory Board, British-
New York, NY 10017-3206			2003). Formerly, Chairman,		American Business Council
DOB: 8/5/48			Oppenheimer Funds, Inc.
(2000-2001); and Chief
Executive Officer (1995-2001);
President (1991-2000); and
Chief Operating Officer
(1989-1995) of that firm.
James M. Poterba	Trustee	One-year term.	President and CEO, National	61	Director, The Jeffrey
c/o Office of the		Trustee since	Bureau of Economic Research		Company and Jeflion Company
Corporate Secretary		2006.	(since 2008); Head (2006-		(unregistered investment
730 Third Avenue			2008) and Associate Head		companies); and National
New York, NY 10017-3206			(1994-2000 and 2001-2006),		Bureau of Economic Research
DOB: 7/13/58			Economics Department,
Massachusetts Institute of
Technology (MIT); Mitsui Professor
of Economics, MIT (since 1996);
and Program Director, National
Bureau of Economic Research
(1990-2008).

RESIGNATION OF OFFICER

Effective September 30, 2008, George W. Madison resigned from his position as Executive Vice President and General Counsel of the TIAA-CREF Lifecycle Funds (the “Funds”). Consequently, Mr. Madison should be removed from the list of officers on page B-20 of the SAI.

APPOINTMENT OF NEW OFFICER

Effective October 1, 2008, Jonathan Feigelson will be appointed as Senior Vice President and Acting General Counsel of the Funds. Below is the biographical information related to Mr. Feigelson that should be added to the list of officers beginning on page B-19 of the SAI.

	Position(s)	Term of Office
Name, Address and	Held with	and Length of
Date of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Jonathan Feigelson	Senior Vice President	One-year term.	Senior Vice President and Acting General Counsel of TIAA, CREF,
TIAA-CREF	and Acting General	Senior Vice President	TIAA Separate Account VA-1,TIAA-CREF Institutional Mutual Funds and
730 Third Avenue	Counsel	and Acting General	TIAA-CREF Life Funds (since October 2008); and Senior Vice President and
New York, NY 10017-3206		Counsel since	Deputy General Counsel of TIAA (since August 2006).
DOB: 1/10/62		October 2008.

A11705 (10/08)